Operating Revenue - Summary of Information by Type of Service Rendered (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	$ 3,904,765	$ 4,074,391	$ 3,550,160
Cargo and mail	716,731	816,439	891,524
Total	4,621,496	4,890,830	4,441,684
Total operating revenues	$ 4,621,496	$ 4,890,830	$ 4,441,684
Total operating revenues	100.00%	100.00%	100.00%
Total operating revenues	$ (269,334)	$ 449,146
Domestic [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	2,000,222	2,001,825	$ 1,900,627
Cargo and mail	285,802	303,343	279,666
Total	$ 2,286,024	$ 2,305,168	$ 2,180,293
Passenger	43.00%	41.00%	42.00%
Cargo and mail	6.00%	6.00%	6.00%
Total	49.00%	47.00%	48.00%
Passenger	$ (1,603)	$ 101,198
Cargo and mail	(17,541)	23,677
Total	(19,144)	124,875
International [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	1,904,542	2,072,566	$ 1,649,533
Cargo and mail	282,576	315,433	271,313
Total	$ 2,187,118	$ 2,387,999	$ 1,920,846
Passenger	41.00%	42.00%	37.00%
Cargo and mail	6.00%	7.00%	6.00%
Total	47.00%	49.00%	43.00%
Passenger	$ (168,024)	$ 423,033
Cargo and mail	(32,857)	44,120
Total	(200,881)	467,153
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other	$ 148,354	$ 197,663	$ 340,545
Other	4.00%	4.00%	9.00%
Other	$ (49,309)	$ (142,882)